Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	3 Months Ended
Mar. 31, 2013
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Inventory write-off due to fire at Geita	14	-
Impairment of investments	12	1
Indirect tax expenses and legal claims (1)	3	6
Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	2	2
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	2	-
Settlement costs of a legal claim at First Uranium (Pty) Limited	2	-
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	-	(20)
Royalties received (3)	(10)	(16)

	25	(27)

Taxation expense on above items	1	4

(1) Indirect taxes and legal claims are in respect of:

Guinea	4	3
Brazil	(2)
United States of America		2
Colombia	1
Argentina		1

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 sale of Boddington Gold mine)	(8)	(14)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(2)	(1)
Other royalties		(1)